Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Impairment of Long-Lived Assets Held-for-use	$ 5,106	$ 1,917
Property, Plant and Equipment [Member]
Impairment of Long-Lived Assets Held-for-use		$ 271